Summary Of Significant Accounting Policies (Schedule Of Accounts Receivable ) (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Oil, natural gas and natural gas liquids sales	$ 27,670	$ 25,156
Oil, natural gas and natural gas liquids sales		25,149	$ 17,865
Joint interest billings	16,792	10,427
Joint interest billings		13,344	10,162
Pooling interest	27,600	2,917
Other		7	486
Allowance for doubtful accounts	(802)	(889)	(1,402)
Total accounts receivable net	$ 71,260	$ 37,611	$ 27,111